Investment Objectives and Goals - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Jensen Quality Growth Fund Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of The Jensen Quality Growth Fund Inc. (the “Fund”), is long-term capital appreciation.